General Information	6 Months Ended
Dec. 31, 2019
Disclosure of general information about financial statements [Abstract]
General Information
General Information
Reporting Entity
Endava plc ("Endava" or the “Company” and, together with its subsidiaries, the “Group” and each a “Group Entity”) is domiciled in London, United Kingdom. The address of the Company’s registered office is 125 Old Broad Street, London, EC2N 1AR. The Group is a next-generation technology services provider with expertise spanning the ideation-to-production spectrum across three broad solution areas - Digital Evolution, Agile Transformation and Automation.
These unaudited condensed consolidated financial statements incorporate the financial statements of the Group and entities controlled by the Group as of and for the six months ended December 31, 2019. These condensed financial statements were authorised for issue by the Company's Board of Directors on March 30, 2020.